FEDERATED FIXED INCOME SECURITIES, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 1, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED FIXED INCOME SECURITIES, INC. (the "Registrant ")
            Federated Municipal Ultrashort Fund  (the "Fund")
           1933 Act File No. 33-43472
           1940 Act File No. 811-6447

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated Novmeber 30, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 32 on November 26, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8082.

                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary